Asset transfers	12 Months Ended
Dec. 31, 2017
Asset transfers
Asset transfers

29 Asset transfers

Transfers that do not qualify for derecognition

Securities repurchase agreements and lending transactions

RBS enters into securities repurchase agreements and securities lending transactions under which it transfers securities in accordance with normal market practice.

Generally, the agreements require additional collateral to be provided if the value of the securities falls below a predetermined level.

Under standard terms for repurchase transactions in the UK and US markets, the recipient of collateral has an unrestricted right to sell or repledge it, subject to returning equivalent securities on settlement of the transaction.

Securities sold under repurchase transactions are not derecognised if RBS retains substantially all the risks and rewards of ownership. The fair value (and carrying value) of securities transferred under such repurchase transactions included on the balance sheet, are set out below. All of these securities could be sold or repledged by the holder.

	2017(1)	2016
Assets subject to securities repurchase agreements or security lending transactions	£m	£m

Debt securities	23,781	18,107

Note:

(1)	Associated liabilities were £23,692 million (2016 - £17,975 million).

Assets pledged as collateral

The Group pledges collateral with its counterparties in respect of derivative liabilities and bank and other borrowings.

	Assets pledged against liabilities				Liabilities secured by assets
	Loans and	Loans and
	advances	advances			Deposits
	to banks	to customers	Securities	Total	by banks	Derivatives	Total
	£m	£m	£m	£m	£m	£m	£m
2017	7,622	45,986	18,470	72,078	20,226	22,956	43,182
2016	7,360	29,654	20,152	57,166	5,514	26,443	31,957